- INCOME TAXES (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Federal income tax benefit attributable to:
Current Operations	$ 2,803	$ 3,018
Less: valuation allowance	(2,803)	(3,018)
Net provision for Federal income taxes	$ 0	$ 0